Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000024708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 29,649	$ 29,649	$ 29,649	$ 21,742	$ 20,043	$ 23,787	$ 16,881	$ 15,625	$ 13,878	$ 13,081	$ 10,703	$ 10,371	$ 10,000
Average Annual Return, Percent		35.36%	13.67%	11.48%
C000024708 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		36.36%	13.67%	11.48%
C000024709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Account Value		$ 30,574	$ 30,574	$ 30,574	22,347	20,548	24,313	17,209	15,876	14,050	13,216	10,775	10,405	10,000
Average Annual Return, Percent		36.82%	14.00%	11.82%
C000024710 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 32,938	$ 32,938	$ 32,938	23,915	21,812	25,596	17,982	16,473	14,481	13,513	10,937	10,487	10,000
Average Annual Return, Percent		37.73%	14.86%	12.66%
C000024711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 31,960	$ 31,960	$ 31,960	23,276	21,290	25,082	17,661	16,223	14,304	13,387	10,871	10,452	10,000
Average Annual Return, Percent		37.31%	14.52%	12.32%
C000111618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 25,121	$ 25,121	$ 25,121	18,878	19,066	21,629	14,527	14,735	13,564	13,453	10,920	10,317	10,000
Average Annual Return, Percent		33.07%	11.26%	9.65%
C000024712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Account Value		$ 24,491	$ 24,491	$ 24,491	18,447	18,691	21,254	14,311	14,549	13,432	13,356	10,871	10,291	10,000
Average Annual Return, Percent		32.76%	10.98%	9.37%
C000174245 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 25,017	$ 25,017	$ 25,017	18,799	18,985	21,541	14,469	14,667	13,507	13,396	10,871	10,291	10,000
Average Annual Return, Percent	[1]	33.08%	11.27%	9.60%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 33,950.4802	$ 33,950.4802	$ 33,950.4802	24,598.75448	22,333.50706	26,155.03491	18,301.24182	16,681.39648	14,591.05687	13,592.51789	10,994.30609	10,519.954	10,000
Average Annual Return, Percent		38.02%	15.26%	13.00%
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index
Account Value		$ 33,085.09405	$ 33,085.09405	$ 33,085.09405	24,054.27493	22,065.75742	25,768.85531	17,938.26464	16,523.46752	14,537.77852	13,604.62123	10,992.65885	10,500.031	10,000
Average Annual Return, Percent	[2]	37.54%	14.89%	12.71%
S And P Midcap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Midcap 400® Index
Account Value		$ 25,602.29364	$ 25,602.29364	$ 25,602.29364	$ 19,251.31836	$ 19,457.53713	$ 21,995.89161	$ 14,772.02152	$ 14,943.90633	$ 13,707.9735	$ 13,569.44037	$ 10,989.28486	$ 10,342.32	$ 10,000
Average Annual Return, Percent		32.99%	11.36%	9.86%

[1]	The Fund’s Class R6 Shares commenced operations on October 18, 2016. The Fund offers two other classes of shares: Institutional Shares and Service Shares. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the Class R6 Shares.
[2]	The Fund has designated the S&P 1500® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.